Schedule of Investments (unaudited)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes
Advertising — 0.3%
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/22)(a)	$3,135	$3,287,831
MDC Partners Inc., 7.50%, 05/01/24 (Call 08/20/21)(a)(b)	7,688	7,824,462
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/25 (Call 06/15/22)(a)	3,865	4,108,060
		15,220,353
Aerospace & Defense — 2.7%
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	12,212	13,459,943
6.88%, 05/01/25 (Call 04/01/25)(c)	11,339	13,166,960
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(a)(c)	9,410	9,480,575
Spirit AeroSystems Inc.
5.50%, 01/15/25 (Call 10/15/22)(a)(c)	5,050	5,320,327
7.50%, 04/15/25 (Call 04/15/22)(a)(c)	11,761	12,480,904
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(a)	6,932	7,618,845
TransDigm Inc.
6.25%, 03/15/26 (Call 03/15/22)(a)	40,550	42,593,992
6.38%, 06/15/26 (Call 08/30/21)	8,600	8,901,000
8.00%, 12/15/25 (Call 04/08/22)(a)	10,460	11,218,350
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 08/30/21)(c)	4,000	4,214,038
Triumph Group Inc.
6.25%, 09/15/24 (Call 08/30/21)(a)(c)	5,419	5,463,513
7.75%, 08/15/25 (Call 08/30/21)(c)	4,655	4,713,993
8.88%, 06/01/24 (Call 02/01/23)(a)	6,444	7,143,496
		145,775,936
Airlines — 2.9%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	1,980	1,984,950
American Airlines Group Inc.
3.75%, 03/01/25(a)(c)	3,458	3,075,960
5.00%, 06/01/22(a)(c)	7,422	7,403,445
American Airlines Inc., 11.75%, 07/15/25(a)	23,110	28,887,500
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(a)	32,673	34,163,706
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(c)	8,655	8,752,369
3.63%, 03/15/22 (Call 02/15/22)	8,446	8,532,994
3.80%, 04/19/23 (Call 03/19/23)(c)	4,767	4,907,466
7.38%, 01/15/26 (Call 12/15/25)(c)	11,571	13,624,852
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)(c)	11,189	11,720,478
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)	5,415	6,091,625
United Airlines Holdings Inc.
4.25%, 10/01/22	3,561	3,637,295
4.88%, 01/15/25(c)	2,952	3,025,800
United Airlines Inc., 4.38%, 04/15/26 (Call 10/15/25)(a)	18,695	19,213,736
		155,022,176
Apparel — 0.7%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	8,693	9,199,121
4.88%, 05/15/26 (Call 02/15/26)(a)(c)	8,390	9,043,993
5.38%, 05/15/25 (Call 05/15/22)(a)	6,385	6,696,588
Levi Strauss & Co., 5.00%, 05/01/25 (Call 08/30/21)(c)	2,111	2,153,880
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(a)	4,260	4,531,753
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	1,817	1,883,483
Security	Par (000)	Value

Apparel (continued)
William Carter Co. (The), 5.50%, 05/15/25 (Call 05/15/22)(a)	$4,283	$4,507,536
		38,016,354
Auto Manufacturers — 3.6%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	11,198	12,405,615
Ford Motor Co.
8.50%, 04/21/23	14,690	16,315,448
9.00%, 04/22/25 (Call 03/22/25)	17,194	21,164,954
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)	4,060	4,117,447
3.09%, 01/09/23(c)	7,247	7,400,999
3.10%, 05/04/23(c)	4,266	4,359,329
3.22%, 01/09/22	2,334	2,351,622
3.34%, 03/28/22 (Call 02/28/22)	3,930	3,971,462
3.35%, 11/01/22	6,080	6,218,138
3.37%, 11/17/23(c)	4,390	4,545,688
3.38%, 11/13/25 (Call 10/13/25)(c)	11,091	11,568,535
3.81%, 01/09/24 (Call 11/09/23)	3,158	3,299,984
4.06%, 11/01/24 (Call 10/01/24)(c)	6,881	7,299,537
4.13%, 08/04/25	6,115	6,535,502
4.14%, 02/15/23 (Call 01/15/23)	3,950	4,086,604
4.25%, 09/20/22	4,480	4,618,835
4.38%, 08/06/23	2,600	2,731,300
4.39%, 01/08/26	6,142	6,648,715
4.69%, 06/09/25 (Call 04/09/25)(c)	1,150	1,249,922
5.13%, 06/16/25 (Call 05/16/25)(c)	7,899	8,713,986
5.58%, 03/18/24 (Call 02/18/24)	7,186	7,831,303
5.60%, 01/07/22	7,506	7,639,231
5.88%, 08/02/21	3,000	3,000,000
Jaguar Land Rover Automotive PLC
5.63%, 02/01/23 (Call 08/30/21)(a)(c)	3,749	3,745,251
7.75%, 10/15/25 (Call 10/15/22)(a)	7,260	7,899,736
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 08/30/21)(a)	5,075	5,345,202
Mclaren Finance PLC, 7.50%, 08/01/26 (Call 08/01/23)(a)	1,300	1,319,496
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/21)(a)(c)	15,785	16,197,146
		192,580,987
Auto Parts & Equipment — 1.4%
Adient U.S. LLC, 9.00%, 04/15/25 (Call 04/15/22)(a)	6,267	6,851,084
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 08/30/21)(c)	5,638	5,823,663
6.25%, 03/15/26 (Call 08/10/21)(c)	4,263	4,414,550
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(a)	5,223	5,543,535
Clarios Global LP/Clarios US Finance Co., 6.25%, 05/15/26 (Call 05/15/22)(a)(c)	7,255	7,672,162
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 08/30/21)(a)	3,820	3,940,139
Goodyear Tire & Rubber Co. (The)
5.00%, 05/31/26 (Call 08/30/21)	7,620	7,844,028
9.50%, 05/31/25 (Call 05/31/22)(c)	7,964	8,816,483
Tenneco Inc., 5.00%, 07/15/26 (Call 08/30/21)	4,300	4,240,875
ZF North America Capital Inc.
4.50%, 04/29/22(a)	6,321	6,470,126
4.75%, 04/29/25(a)(c)	10,136	10,996,645
		72,613,290
Banks — 1.8%
CIT Group Inc.
3.93%, 06/19/24 (Call 06/19/23)(d)	4,159	4,372,594

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.75%, 02/16/24 (Call 11/16/23)(c)	$4,377	$4,721,689
5.00%, 08/15/22(c)	10,643	11,095,168
5.00%, 08/01/23	6,721	7,256,664
5.25%, 03/07/25 (Call 12/07/24)(c)	5,102	5,758,882
Commerzbank AG, 8.13%, 09/19/23(a)	9,963	11,303,521
Deutsche Bank AG, 4.50%, 04/01/25(c)	14,608	15,773,708
Freedom Mortgage Corp.
7.63%, 05/01/26 (Call 05/01/23)(a)	5,710	5,859,887
8.13%, 11/15/24 (Call 08/30/21)(a)(c)	4,846	4,962,167
8.25%, 04/15/25 (Call 08/30/21)(a)	5,781	6,004,137
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	19,431	21,061,881
		98,170,298
Building Materials — 0.3%
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25 (Call 07/15/22)(a)	5,355	5,744,308
Jeld-Wen Inc., 4.63%, 12/15/25 (Call 08/30/21)(a)	4,159	4,235,942
Koppers Inc., 6.00%, 02/15/25 (Call 08/30/21)(a)(c)	5,407	5,540,053
		15,520,303
Chemicals — 2.2%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)	3,482	3,570,694
CF Industries Inc., 3.45%, 06/01/23	6,514	6,730,591
Chemours Co. (The), 7.00%, 05/15/25 (Call 08/30/21)	6,898	7,122,185
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 08/30/21)(a)(c)	4,399	3,970,098
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 08/16/21)(a)(c)	1,939	1,940,454
GPD Companies Inc., 10.13%, 04/01/26 (Call 04/01/22)(a)(c)	4,736	5,135,600
INEOS Group Holdings SA, 5.63%, 08/01/24 (Call 08/30/21)(a)(c)	4,856	4,864,498
INEOS Quattro Finance 2 PLC, 3.38%, 01/15/26 (Call 01/15/23)(a)(c)	5,060	5,091,625
Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%, 12/15/25 (Call 12/15/22)(a)	4,211	4,314,992
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)(c)	9,539	10,075,569
5.00%, 05/01/25 (Call 01/31/25)(a)(c)	4,664	4,985,816
Nufarm Australia Ltd./Nufarm Americas Inc., 5.75%, 04/30/26 (Call 08/30/21)(a)(c)	1,100	1,129,995
OCI NV
4.63%, 10/15/25 (Call 10/15/22)(a)(c)	3,779	3,910,459
5.25%, 11/01/24 (Call 11/01/21)(a)	5,614	5,769,882
Olin Corp., 9.50%, 06/01/25 (Call 03/01/25)(a)	5,331	6,663,750
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 08/30/21)(a)	5,395	5,572,023
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 08/30/21)(a)(c)	4,850	4,554,756
7.63%, 01/15/26 (Call 01/15/24)(a)(c)	4,835	4,978,907
SPCM SA, 4.88%, 09/15/25 (Call 08/10/21)(a)(c)	5,646	5,780,544
TPC Group Inc., 10.50%, 08/01/24 (Call 08/30/21)(a)(c)	8,682	8,551,770
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 08/30/21)(a)(c)	5,440	5,547,757
Tronox Inc., 6.50%, 05/01/25 (Call 05/01/22)(a)	4,953	5,244,891
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25 (Call 08/30/21)(a)(c)	3,495	3,361,753
		118,868,609
Security	Par (000)	Value

Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 08/30/21)(a)	$3,575	$3,610,750
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Call 05/15/23)(a)	2,370	2,532,938
		6,143,688
Commercial Services — 2.5%
ADT Security Corp. (The)
3.50%, 07/15/22	9,742	10,006,495
4.13%, 06/15/23(c)	6,332	6,679,002
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 08/30/21)(a)(c)	4,670	4,236,624
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/26 (Call 07/15/22)(a)	1,680	1,780,718
Aptim Corp., 7.75%, 06/15/25 (Call 08/16/21)(a)(c)	4,560	3,949,530
APX Group Inc., 7.63%, 09/01/23 (Call 09/01/21)	4,160	4,258,842
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.25%, 03/15/25 (Call 08/30/21)(a)(c)	1,034	1,048,217
Brink’s Co. (The), 5.50%, 07/15/25 (Call 07/15/22)(a)	3,639	3,825,499
Cimpress PLC, 7.00%, 06/15/26 (Call 08/30/21)(a)(c)	5,450	5,723,545
CoreCivic Inc., 8.25%, 04/15/26 (Call 04/15/24)	4,425	4,690,583
Jaguar Holding Co. II/PPD Development LP, 4.63%, 06/15/25 (Call 06/15/22)(a)(c)	6,021	6,309,506
Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)	4,200	4,347,000
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc., 7.88%, 10/01/22 (Call 08/16/21)(a)(c)	2,848	2,669,146
Modulaire Global Finance PLC, 8.00%, 02/15/23 (Call 08/10/21)(a)	5,255	5,402,403
MoneyGram International Inc., 5.38%, 08/01/26 (Call 08/01/23)(a)	1,670	1,725,110
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25 (Call 08/30/21)(a)(c)	4,904	5,035,918
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(a)(c)	7,099	7,568,052
5.75%, 04/15/26(a)	13,000	14,212,714
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 08/30/21)(a)	5,178	5,313,922
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)	8,423	9,002,032
9.25%, 04/15/25 (Call 03/16/25)(a)	7,642	8,941,140
Square Inc., 2.75%, 06/01/26 (Call 05/01/26)(a)	9,490	9,703,525
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 08/16/21)(a)(c)	6,804	6,344,730
		132,774,253
Computers — 1.8%
Dell International LLC/EMC Corp., 7.13%, 06/15/24 (Call 08/16/21)(a)	14,582	14,918,698
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 08/30/21)	3,567	3,644,047
9.38%, 07/15/25 (Call 07/15/22)(a)(c)	7,294	8,017,966
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)(c)	9,555	9,877,832

Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 08/30/21)(a)(c)	8,300	5,810,000
NCR Corp., 8.13%, 04/15/25 (Call 04/15/22)(a)(c)	4,315	4,683,932
Seagate HDD Cayman
4.75%, 06/01/23	4,610	4,903,270
4.75%, 01/01/25(c)	5,160	5,697,278
4.88%, 03/01/24 (Call 01/01/24)	5,335	5,795,731

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Vericast Corp., 8.38%, 08/15/22 (Call 08/30/21)(a)(c)	$6,081	$6,216,728
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 12.50%, 05/01/24 (Call 08/30/21)(a)	1,350	1,502,886
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(c)	21,965	24,381,150
		95,449,518
Cosmetics & Personal Care — 0.4%
Avon Products Inc., 6.50%, 03/15/23	1,942	2,072,959
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(a)	8,595	8,661,611
6.50%, 04/15/26 (Call 08/30/21)(a)(c)	5,550	5,577,750
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/15/23)(a)	5,050	5,199,985
		21,512,305
Distribution & Wholesale — 0.7%
Avient Corp.
5.25%, 03/15/23(c)	4,816	5,055,548
5.75%, 05/15/25 (Call 05/15/22)(a)(c)	6,728	7,075,333
Core & Main LP, 6.13%, 08/15/25 (Call 08/15/21)(a)	8,568	8,705,822
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/22)(a)(c)	3,760	4,085,428
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 08/30/21)(a)(c)	9,466	9,690,818
Wolverine Escrow LLC, 8.50%, 11/15/24 (Call 11/15/21)(a)	5,985	5,796,113
		40,409,062
Diversified Financial Services — 4.1%
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)	10,918	12,498,599
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 12/31/21)(a)	4,534	4,682,678
6.63%, 03/15/26 (Call 03/15/22)	4,145	4,378,239
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 08/12/21)(a)	6,695	6,998,618
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	7,410	8,037,980
Enova International Inc., 8.50%, 09/15/25 (Call 09/15/21)(a)	3,745	3,896,672
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 11/15/22)(a)(c)	3,488	3,441,348
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(a)	6,027	6,254,459
Home Point Capital Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)(c)	5,414	4,999,288
LD Holdings Group LLC, 6.50%, 11/01/25 (Call 11/01/22)(a)	5,135	5,243,400
Navient Corp.
5.50%, 01/25/23	8,835	9,259,794
5.88%, 10/25/24(c)	4,710	5,130,603
6.13%, 03/25/24	8,498	9,220,330
6.50%, 06/15/22	10,000	10,432,000
6.75%, 06/25/25	5,005	5,574,013
6.75%, 06/15/26(c)	3,630	4,071,801
7.25%, 09/25/23(c)	5,252	5,783,415
OneMain Finance Corp.
5.63%, 03/15/23(c)	8,042	8,502,836
6.13%, 05/15/22(c)	9,640	9,997,885
6.13%, 03/15/24 (Call 09/15/23)	12,134	13,059,217
6.88%, 03/15/25	11,884	13,495,741
7.13%, 03/15/26	15,400	18,129,650
8.88%, 06/01/25 (Call 06/01/22)	6,136	6,745,171
PennyMac Financial Services Inc., 5.38%, 10/15/25 (Call 10/15/22)(a)	7,015	7,355,705
Security	Par (000)	Value

Diversified Financial Services (continued)
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 03/15/23)(a)	$4,065	$4,167,946
SLM Corp., 4.20%, 10/29/25 (Call 09/29/25)	5,399	5,838,569
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(a)	2,676	2,907,541
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 08/30/21)(a)(c)	4,726	4,822,489
United Wholesale Mortgage LLC, 5.50%, 11/15/25 (Call 11/15/22)(a)	7,996	8,234,281
VistaJet Malta Finance PLC/XO Management Holding Inc., 10.50%, 06/01/24 (Call 06/01/22)(a)	6,243	6,770,693
		219,930,961
Electric — 1.2%
Calpine Corp., 5.25%, 06/01/26 (Call 08/30/21)(a)	7,600	7,815,167
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)	4,455	4,776,562
Drax Finco PLC, 6.63%, 11/01/25 (Call 08/10/21)(a)(c)	4,980	5,128,475
FirstEnergy Corp.
Series A, 3.60%, 07/15/22 (Call 05/15/22)(c)	5,016	5,078,850
Series B, 4.75%, 03/15/23 (Call 12/15/22)(c)	6,960	7,314,743
FirstEnergy Transmission LLC, 4.35%, 01/15/25 (Call 10/15/24)(a)	4,100	4,525,777
InterGen NV, 7.00%, 06/30/23 (Call 08/30/21)(a)	4,129	4,092,149
NextEra Energy Operating Partners LP
4.25%, 07/15/24 (Call 04/15/24)(a)	6,977	7,380,689
4.25%, 09/15/24 (Call 07/15/24)(a)	430	452,716
NRG Energy Inc., 7.25%, 05/15/26 (Call 08/16/21)(c)	4,755	4,946,151
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 08/30/21)(c)	3,800	2,237,851
10.50%, 01/15/26 (Call 01/15/22)(a)(c)	5,460	3,708,432
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 08/30/21)(a)	3,585	3,690,646
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)(c)	3,185	3,289,012
		64,437,220
Electrical Components & Equipment — 0.3%
WESCO Distribution Inc., 7.13%, 06/15/25 (Call 06/15/22)(a)(c)	14,902	16,019,650
Electronics — 0.5%
Brightstar Escrow Corp., 9.75%, 10/15/25
(Call 10/15/22)(a)	4,369	4,696,675
Ingram Micro Inc., 5.45%, 12/15/24 (Call 08/02/21)	2,896	3,311,886
Sensata Technologies BV
4.88%, 10/15/23(a)	4,637	4,961,683
5.00%, 10/01/25(a)	7,244	8,076,543
5.63%, 11/01/24(a)(c)	3,900	4,343,162
		25,389,949
Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC, 4.25%, 01/31/23 (Call 10/31/22)(a)	5,334	5,498,554
Engineering & Construction — 0.7%
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 08/30/21)(a)(c)	9,488	9,642,306
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(a)	4,060	4,247,775
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)(c)	5,365	5,584,965
New Enterprise Stone & Lime Co. Inc., 6.25%, 03/15/26 (Call 08/30/21)(a)(c)	4,326	4,450,373
PowerTeam Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(a)(c)	9,485	10,479,589
Tutor Perini Corp., 6.88%, 05/01/25 (Call 08/16/21)(a)(c)	5,319	5,491,867
		39,896,875

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment — 3.9%
AMC Entertainment Holdings Inc., 10.50%, 04/15/25 (Call 04/15/22)(a)(c)	$4,910	$5,234,207
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 03/01/22)(a)	2,450	2,532,688
Caesars Entertainment Inc., 6.25%, 07/01/25 (Call 07/01/22)(a)	32,221	33,986,711
Caesars Resort Collection LLC/CRC Finco Inc.
5.25%, 10/15/25 (Call 08/10/21)(a)(c)	16,118	16,249,454
5.75%, 07/01/25 (Call 07/01/22)(a)(c)	9,805	10,300,152
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 08/30/21)(c)	3,245	3,270,408
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 05/01/22)(a)	10,370	10,752,134
Cinemark USA Inc., 5.88%, 03/15/26 (Call 03/15/23)(a)(c)	4,065	3,993,863
Cirsa Finance International Sarl, 7.88%, 12/20/23 (Call 08/10/21)(a)	4,968	5,035,515
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 04/15/22)(a)(c)	3,910	4,148,706
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(a)	7,750	8,071,780
6.50%, 02/15/25 (Call 08/15/24)(a)(c)	10,371	11,566,347
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 08/30/21)(a)(c)	3,615	3,764,721
Live Nation Entertainment Inc., 4.88%, 11/01/24 (Call 08/30/21)(a)(c)	5,924	6,020,603
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(a)	3,600	3,743,325
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 08/16/21)(a)(c)	4,083	4,267,075
8.00%, 02/01/26 (Call 02/01/23)(a)	11,120	11,581,035
Scientific Games International Inc.
5.00%, 10/15/25 (Call 08/30/21)(a)(c)	12,466	12,789,617
8.25%, 03/15/26 (Call 03/15/22)(a)	10,413	11,065,206
8.63%, 07/01/25 (Call 07/01/22)(a)	5,707	6,161,950
SeaWorld Parks & Entertainment Inc., 9.50%, 08/01/25 (Call 08/25/21)(a)(c)	4,926	5,323,036
Six Flags Entertainment Corp., 4.88%, 07/31/24 (Call 08/30/21)(a)(c)	9,818	9,879,362
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)	6,944	7,412,720
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)(c)	5,970	6,341,036
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/25 (Call 04/15/22)(a)(c)	6,240	6,626,100
		210,117,751
Environmental Control — 0.6%
Covanta Holding Corp., 5.88%, 07/01/25 (Call 08/30/21)	3,450	3,575,063
GFL Environmental Inc.
3.75%, 08/01/25 (Call 08/01/22)(a)	7,915	8,147,079
4.25%, 06/01/25 (Call 06/01/22)(a)(c)	5,372	5,573,599
Stericycle Inc., 5.38%, 07/15/24 (Call 08/16/21)(a)	5,306	5,455,417
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/23)(a)	4,312	4,948,667
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 08/30/21)(a)(c)	5,455	5,552,508
		33,252,333
Food — 2.0%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(a)(c)	7,295	7,458,226
3.50%, 02/15/23 (Call 12/15/22)(a)(c)	7,451	7,626,067
Security	Par (000)	Value

Food (continued)
7.50%, 03/15/26 (Call 03/15/22)(a)	$6,323	$6,892,070
B&G Foods Inc., 5.25%, 04/01/25 (Call 08/30/21)(c)	8,380	8,612,964
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 08/30/21)(a)	4,945	5,147,189
Del Monte Foods Inc., 11.88%, 05/15/25 (Call 05/15/22)(a)(c)	5,468	6,222,699
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 08/30/21)(a)	4,900	5,048,225
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26 (Call 08/30/21)(a)	3,125	3,255,977
JBS USA Food Co., 7.00%, 01/15/26 (Call 01/15/22)(a)	9,094	9,628,272
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)(c)	18,000	19,123,200
3.50%, 06/06/22(c)	3,030	3,099,097
Lamb Weston Holdings Inc., 4.63%, 11/01/24 (Call 11/01/21)(a)	7,568	7,776,120
Sigma Holdco BV, 7.88%, 05/15/26 (Call 08/10/21)(a)(c)	4,685	4,751,498
U.S. Foods Inc., 6.25%, 04/15/25 (Call 04/15/22)(a)	10,034	10,571,106
		105,212,710
Food Service — 0.4%
Aramark Services Inc.
5.00%, 04/01/25 (Call 08/30/21)(a)(c)	5,698	5,844,622
6.38%, 05/01/25 (Call 05/01/22)(a)(c)	14,957	15,778,139
		21,622,761
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	6,217	6,854,087
5.63%, 05/20/24 (Call 03/20/24)	6,210	6,790,352
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 08/30/21)(a)	2,881	2,935,019
		16,579,458
Health Care - Products — 0.0%
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.38%, 06/01/25 (Call 06/01/22)(a)	446	477,220
Health Care - Services — 4.6%
Air Methods Corp., 8.00%, 05/15/25 (Call 08/30/21)(a)	4,000	3,757,600
Akumin Inc., 7.00%, 11/01/25 (Call 11/01/22)(a)(c)	4,850	4,970,389
Centene Corp., 5.38%, 06/01/26 (Call 08/16/21)(a)	14,125	14,714,012
CHS/Community Health Systems Inc.
6.63%, 02/15/25 (Call 02/15/22)(a)	14,025	14,724,006
8.00%, 03/15/26 (Call 03/15/22)(a)	19,957	21,396,299
Encompass Health Corp., 5.75%, 09/15/25 (Call 08/30/21)(c)	2,990	3,061,910
Global Medical Response Inc., 6.50%, 10/01/25 (Call 10/01/21)(a)(c)	6,230	6,455,691
HCA Inc.
5.38%, 02/01/25	24,633	27,903,647
5.88%, 05/01/23	11,617	12,575,403
5.88%, 02/15/26 (Call 08/15/25)	14,378	16,729,135
Indigo Merger Sub Inc., 2.88%, 07/15/26 (Call 07/15/23)(a)	2,090	2,134,747
Legacy LifePoint Health LLC, 6.75%, 04/15/25 (Call 04/15/22)(a)	6,282	6,638,189
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	3,869	4,294,590
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/22)(a)	5,505	5,848,479
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	7,451	7,758,641
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/01/22)(a)	9,444	10,152,300
Quorum Health Corp., 11.63%, 04/15/23(e)	2,653	0	(f)

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(a)	$8,235	$8,426,464
Surgery Center Holdings Inc., 6.75%, 07/01/25 (Call 08/30/21)(a)(c)	3,670	3,734,225
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 08/30/21)	15,854	16,074,639
4.63%, 09/01/24 (Call 09/01/21)(a)	6,005	6,146,105
4.88%, 01/01/26 (Call 03/01/22)(a)	20,128	20,811,279
6.75%, 06/15/23	17,749	19,279,851
7.50%, 04/01/25 (Call 04/01/22)(a)	6,795	7,302,794
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26 (Call 03/01/23)(a)	3,810	3,962,400
		248,852,795
Holding Companies - Diversified — 1.0%
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(a)(c)	4,940	5,125,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)(c)	11,235	11,709,355
6.25%, 05/15/26 (Call 05/15/22)(c)	10,268	10,807,070
6.38%, 12/15/25 (Call 08/30/21)	7,675	7,905,925
6.75%, 02/01/24 (Call 08/30/21)	4,886	4,989,828
Stena AB, 7.00%, 02/01/24(a)(c)	4,587	4,806,507
Stena International SA
5.75%, 03/01/24(a)(c)	2,470	2,549,349
6.13%, 02/01/25 (Call 02/01/22)(a)	3,140	3,264,658
		51,157,942
Home Builders — 1.1%
Century Communities Inc., 5.88%, 07/15/25 (Call 08/30/21)(c)	4,818	4,964,130
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/22)(a)	4,865	5,134,399
Forestar Group Inc., 3.85%, 05/15/26 (Call 05/15/23)(a)	4,060	4,111,671
KB Home
7.00%, 12/15/21 (Call 09/15/21)	4,967	5,000,155
7.50%, 09/15/22(c)	3,522	3,772,854
7.63%, 05/15/23 (Call 11/15/22)	2,913	3,139,420
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	3,990	4,532,441
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)(c)	5,346	5,666,760
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(a)(c)	3,735	4,036,438
5.88%, 04/15/23 (Call 01/15/23)(a)	3,913	4,144,063
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)(c)	5,194	5,426,431
5.88%, 02/15/22 (Call 11/15/21)	4,920	4,985,584
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(c)	4,770	5,285,637
		60,199,983
Home Furnishings — 0.2%
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 04/15/23)(a)	8,360	8,746,650
Household Products & Wares — 0.1%
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 08/30/21)(c)	3,559	3,648,622
Housewares — 0.8%
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/22)(a)	7,129	7,601,297
Newell Brands Inc.
4.35%, 04/01/23 (Call 02/01/23)	9,676	10,123,515
Security	Par (000)	Value

Housewares (continued)
4.70%, 04/01/26 (Call 01/01/26)	$14,740	$16,421,539
4.88%, 06/01/25 (Call 05/01/25)	5,650	6,273,513
		40,419,864
Insurance — 1.1%
Acrisure LLC/Acrisure Finance Inc., 7.00%, 11/15/25 (Call 08/30/21)(a)	9,335	9,473,710
AssuredPartners Inc., 7.00%, 08/15/25 (Call 08/30/21)(a)	5,610	5,694,851
Genworth Holdings Inc.
4.80%, 02/15/24(c)	4,121	4,100,395
4.90%, 08/15/23	3,151	3,166,755
HUB International Ltd., 7.00%, 05/01/26 (Call 08/10/21)(a)(c)	14,650	15,185,897
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	4,356	4,969,978
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	4,689	5,011,978
6.63%, 03/15/25 (Call 09/15/24)(c)	5,398	6,059,525
USI Inc./NY, 6.88%, 05/01/25 (Call 08/30/21)(a)(c)	6,150	6,253,628
		59,916,717
Internet — 1.3%
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(a)	4,820	4,961,587
5.38%, 03/01/22 (Call 12/01/21)(a)	2,457	2,484,617
Millennium Escrow Corp., 6.63%, 08/01/26 (Call 08/01/23)(a)(c)	5,085	5,193,056
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)(c)	4,665	5,006,909
5.50%, 02/15/22	5,628	5,775,735
5.75%, 03/01/24	3,054	3,400,629
5.88%, 02/15/25	7,414	8,536,628
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)	3,376	3,429,193
5.00%, 04/15/25 (Call 08/10/21)(a)	10,921	11,071,710
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(a)(c)	5,299	5,675,441
Uber Technologies Inc., 7.50%, 05/15/25 (Call 05/15/22)(a)	9,959	10,657,250
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)	1,700	1,933,920
		68,126,675
Iron & Steel — 0.8%
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)(c)	5,465	5,979,621
ArcelorMittal SA, 4.55%, 03/11/26(c)	6,173	6,956,971
Cleveland-Cliffs Inc.
6.75%, 03/15/26 (Call 03/15/22)(a)	8,650	9,322,592
9.88%, 10/17/25 (Call 10/17/22)(a)	5,478	6,388,717
U.S. Steel Corp.
6.25%, 03/15/26 (Call 08/30/21)(c)	6,165	6,357,656
6.88%, 08/15/25 (Call 08/15/21)	7,821	7,967,935
		42,973,492
Leisure Time — 1.1%

Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 08/30/21)(a)	3,842	3,793,975
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(a)	8,910	9,054,788
8.00%, 04/15/26 (Call 02/01/23)(a)(c)	4,651	4,866,109
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/21)(a)(c)	5,438	5,159,982
5.88%, 03/15/26 (Call 12/15/25)(a)(c)	13,357	13,457,177
10.25%, 02/01/26 (Call 08/01/23)(a)(c)	7,405	8,460,829
12.25%, 05/15/24 (Call 02/15/24)(a)	6,462	7,644,546

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
Viking Cruises Ltd., 13.00%, 05/15/25 (Call 05/15/22)(a)	$7,036	$8,161,760
		60,599,166
Lodging — 3.1%
Boyd Gaming Corp., 8.63%, 06/01/25 (Call 06/01/22)(a)	5,989	6,535,496
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 08/30/21)(a)	4,051	4,141,641
10.75%, 09/01/24 (Call 08/30/21)(a)	5,331	5,493,929
Hilton Domestic Operating Co. Inc., 5.38%, 05/01/25 (Call 05/01/22)(a)(c)	5,241	5,483,396
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/15/22)(a)(c)	5,253	5,552,224
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 08/30/21)(a)(c)	8,900	9,044,625
5.25%, 04/26/26 (Call 04/26/22)(a)	4,625	4,752,188
MGM China Holdings Ltd.
5.25%, 06/18/25 (Call 06/18/22)(a)(c)	4,450	4,577,573
5.38%, 05/15/24 (Call 08/10/21)(a)	7,679	7,819,142
5.88%, 05/15/26 (Call 05/15/22)(a)(c)	4,420	4,591,938
MGM Resorts International
5.75%, 06/15/25 (Call 03/15/25)(c)	6,648	7,238,010
6.00%, 03/15/23	11,306	11,941,962
6.75%, 05/01/25 (Call 05/01/22)(c)	7,350	7,774,462
7.75%, 03/15/22	10,414	10,791,507
Station Casinos LLC, 5.00%, 10/01/25 (Call 08/30/21)(a)	2,421	2,453,078
Studio City Finance Ltd., 6.00%, 07/15/25 (Call 07/15/22)(a)(c)	4,512	4,690,224
Travel + Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)	3,086	3,140,931
4.25%, 03/01/22 (Call 12/01/21)(c)	6,909	6,940,839
6.60%, 10/01/25 (Call 07/01/25)	3,953	4,427,360
6.63%, 07/31/26 (Call 04/30/26)(a)	6,050	6,753,313
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(a)(c)	5,700	5,983,987
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)(c)	4,217	4,316,100
5.50%, 03/01/25 (Call 12/01/24)(a)	16,780	17,744,850
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 08/10/21)(a)(c)	6,001	6,045,129
5.50%, 01/15/26 (Call 06/15/22)(a)(c)	9,395	9,700,337
		167,934,241
Machinery — 0.6%
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 08/30/21)(a)(c)	3,943	3,894,808
Colfax Corp., 6.38%, 02/15/26 (Call 02/15/22)(a)	2,915	3,076,874
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 08/30/21)(a)	4,870	5,010,012
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 08/30/21)(a)	5,460	5,573,780
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 08/31/21)(a)	6,840	7,060,248
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(a)	2,690	2,713,996
Welbilt Inc., 9.50%, 02/15/24 (Call 08/30/21)(c)	3,198	3,317,925
		30,647,643
Manufacturing — 1.5%
Bombardier Inc.
6.00%, 10/15/22 (Call 08/30/21)(a)(c)	9,704	9,710,244
6.13%, 01/15/23(a)	8,957	9,412,516
7.13%, 06/15/26 (Call 06/15/23)(a)(c)	11,010	11,464,162
7.50%, 12/01/24 (Call 08/30/21)(a)(c)	8,819	9,193,807
7.50%, 03/15/25 (Call 08/30/21)(a)	13,620	13,875,375
Security	Par (000)	Value

Manufacturing (continued)
FXI Holdings Inc., 7.88%, 11/01/24 (Call 08/30/21)(a)(c)	$5,667	$5,796,378
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/15/22)(a)(c)	6,000	6,247,500
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/22)(c)	3,435	3,662,569
LSB Industries Inc., 9.63%, 05/01/23 (Call 08/30/21)(a)(c)	3,930	4,062,638
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	4,590	4,874,350
		78,299,539
Media — 4.6%
Altice Financing SA, 7.50%, 05/15/26 (Call 08/16/21)(a)	24,090	25,060,104
AMC Networks Inc.
4.75%, 08/01/25 (Call 08/30/21)(c)	7,500	7,687,350
5.00%, 04/01/24 (Call 08/30/21)	4,726	4,790,293
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 08/16/21)(a)(c)	5,467	5,507,170
5.50%, 05/01/26 (Call 08/30/21)(a)	500	516,860
Cengage Learning Inc., 9.50%, 06/15/24 (Call 08/30/21)(a)(c)	5,807	5,941,505
CSC Holdings LLC
5.25%, 06/01/24	7,982	8,614,384
5.88%, 09/15/22	6,258	6,530,724
6.75%, 11/15/21(c)	8,989	9,128,330
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 07/01/22)(a)	4,225	4,446,813
DISH DBS Corp.
5.00%, 03/15/23	14,053	14,691,553
5.88%, 07/15/22(c)	19,073	19,764,396
5.88%, 11/15/24	19,209	20,648,432
7.75%, 07/01/26(c)	10,000	11,425,000
Gray Television Inc., 5.88%, 07/15/26 (Call 08/30/21)(a)	5,650	5,829,642
iHeartCommunications Inc., 6.38%, 05/01/26 (Call 05/01/22)	6,900	7,285,753
Meredith Corp., 6.88%, 02/01/26 (Call 08/30/21)(c)	10,479	10,898,160
Quebecor Media Inc., 5.75%, 01/15/23(c)	8,080	8,662,487
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/21)(a)(c)	9,249	9,250,282
4.63%, 07/15/24 (Call 08/30/21)(a)(c)	13,550	13,904,784
5.38%, 07/15/26 (Call 08/30/21)(a)	9,300	9,602,436
Summer BC Bidco B LLC, 5.50%, 10/31/26 (Call 07/15/23)(a)	1,090	1,106,350
TEGNA Inc., 4.75%, 03/15/26 (Call 03/15/23)(a)(c)	6,069	6,455,899
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/23)(a)	5,615	5,988,547
Univision Communications Inc.
5.13%, 02/15/25 (Call 08/10/21)(a)(c)	12,761	12,975,576
9.50%, 05/01/25 (Call 05/01/22)(a)	3,268	3,576,969
Videotron Ltd., 5.38%, 06/15/24 (Call 03/15/24)(a)(c)	6,219	6,851,784
		247,141,583
Metal Fabricate & Hardware — 0.1%
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 08/30/21)(a)	7,801	7,893,442
Mining — 1.0%
Arconic Corp., 6.00%, 05/15/25 (Call 05/15/22)(a)(c)	7,280	7,689,712
Constellium SE, 5.88%, 02/15/26 (Call 08/30/21)(a)(c)	4,847	4,975,293
FMG Resources August 2006 Pty Ltd., 5.13%, 05/15/24 (Call 02/15/24)(a)	7,224	7,807,878
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)(c)	5,528	5,572,141
3.88%, 03/15/23 (Call 12/15/22)	9,141	9,474,647
4.55%, 11/14/24 (Call 08/14/24)	6,997	7,608,538

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Novelis Corp., 3.25%, 11/15/26 (Call 11/15/23)(a)	$2,105	$2,126,050
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(a)(c)	4,457	4,679,850
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(a)	3,950	4,054,614
		53,988,723
Office & Business Equipment — 0.6%
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25 (Call 05/01/22)	6,028	6,256,077
5.50%, 12/01/24 (Call 06/01/24)(c)	6,380	7,035,672
Pitney Bowes Inc., 4.63%, 03/15/24 (Call 12/15/23)(c)	1,840	1,928,104
Xerox Corp., 4.38%, 03/15/23 (Call 02/15/23)	9,786	10,212,604
Xerox Holdings Corp., 5.00%, 08/15/25 (Call 07/15/25)(a)	7,395	7,878,966
		33,311,423
Oil & Gas — 8.6%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 02/15/23)(a)	6,810	7,291,078
Antero Resources Corp., 5.00%, 03/01/25 (Call 08/30/21)(c)	5,819	5,920,832
Apache Corp., 4.63%, 11/15/25 (Call 08/15/25)(c)	4,554	4,895,550
Baytex Energy Corp., 5.63%, 06/01/24 (Call 08/30/21)(a)	500	500,672
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 08/30/21)(a)	3,498	3,438,954
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/23)(a)	4,961	5,071,825
Callon Petroleum Co., 6.13%, 10/01/24 (Call 08/30/21)	4,113	3,843,907
Calumet Specialty Products Partners LP/Calumet Finance Corp.
9.25%, 07/15/24 (Call 08/16/21)(a)	17	18,570
11.00%, 04/15/25 (Call 10/15/21)(a)	5,215	5,766,226
Chesapeake Energy Corp., 5.50%, 02/01/26 (Call 02/05/23)(a)	4,535	4,736,052
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/30/21)(a)(c)	12,408	12,375,987
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/23)(a)	6,145	6,267,900
7.00%, 06/15/25 (Call 06/15/22)(a)(c)	10,370	10,620,954
Comstock Resources Inc., 7.50%, 05/15/25 (Call 08/30/21)(a)	372	384,896
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	8,810	9,237,285
4.50%, 04/15/23 (Call 01/15/23)	5,517	5,740,107
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 08/30/21)(a)(c)	11,561	11,843,522
CVR Energy Inc., 5.25%, 02/15/25 (Call 02/15/22)(a)	5,339	5,170,288
Devon Energy Corp.
5.25%, 09/15/24 (Call 06/15/24)(a)	2,852	3,175,677
8.25%, 08/01/23 (Call 06/01/23)(a)	815	923,431
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 08/30/21)(a)	4,712	4,850,481
6.63%, 07/15/25 (Call 07/15/22)(a)	5,343	5,646,716
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(a)	5,825	5,928,102
4.88%, 03/30/26 (Call 12/30/25)(a)	5,910	6,051,840
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 08/30/21)(a)	5,323	4,861,990
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)(c)	3,839	3,889,675
3.13%, 05/15/26 (Call 05/15/23)(a)	4,980	5,122,926
6.63%, 02/01/25 (Call 01/01/25)	9,339	10,790,281
Gulfport Energy Operating Corp., 8.00%, 05/17/26 (Call 05/17/24)	3,675	3,932,250
Security	Par (000)	Value

Oil & Gas (continued)
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 10/01/25 (Call 08/30/21)(a)(c)	$1,030	$1,042,875
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 05/01/23)(a)	4,610	4,807,078
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/23)(a)	4,545	4,523,843
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 01/15/22)(c)	5,783	5,934,322
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(a)	4,835	5,037,748
6.13%, 06/30/25 (Call 03/30/25)(a)	5,589	6,054,284
MEG Energy Corp., 6.50%, 01/15/25 (Call 08/30/21)(a)(c)	4,225	4,363,245
Moss Creek Resources Holdings Inc., 7.50%, 01/15/26 (Call 08/30/21)(a)(c)	6,680	6,032,319
Murphy Oil Corp.
5.75%, 08/15/25 (Call 08/30/21)(c)	5,103	5,205,060
6.88%, 08/15/24 (Call 08/30/21)(c)	5,138	5,230,484
Nabors Industries Inc., 5.75%, 02/01/25 (Call 11/01/24)	5,686	4,822,297
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 07/15/22)(a)	5,000	4,675,000
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 08/31/21)(a)	7,977	8,106,626
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(a)	3,885	4,012,838
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)(c)	8,574	8,649,022
2.90%, 08/15/24 (Call 07/15/24)(c)	26,929	27,127,197
3.13%, 02/15/22 (Call 11/15/21)	6,410	6,416,410
3.40%, 04/15/26 (Call 01/15/26)(c)	8,515	8,590,978
3.50%, 06/15/25 (Call 03/15/25)(c)	6,425	6,545,469
5.50%, 12/01/25 (Call 09/01/25)	7,169	7,885,900
5.55%, 03/15/26 (Call 12/15/25)	9,720	10,639,415
5.88%, 09/01/25 (Call 06/01/25)(c)	8,575	9,506,588
6.95%, 07/01/24	5,275	5,881,625
8.00%, 07/15/25 (Call 04/15/25)(c)	4,170	4,957,088
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)	6,335	7,142,712
5.63%, 07/01/24	9,205	10,186,161
Ovintiv Inc., 3.90%, 11/15/21 (Call 08/16/21)	4,175	4,179,890
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 06/15/25 (Call 08/30/21)(c)	6,490	3,841,431
9.25%, 05/15/25 (Call 05/15/22)(a)(c)	11,853	10,919,576
PDC Energy Inc.
5.75%, 05/15/26 (Call 08/30/21)	6,820	7,029,147
6.13%, 09/15/24 (Call 08/30/21)	3,654	3,717,214
Penn Virginia Escrow LLC, 9.25%, 08/15/26 (Call 08/15/23)(a)	3,725	3,687,750
Puma International Financing SA, 5.13%, 10/06/24 (Call 08/10/21)(a)	4,500	4,513,748
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(c)	6,475	6,714,510
5.00%, 08/15/22 (Call 05/15/22)	4,142	4,224,840
5.00%, 03/15/23 (Call 12/15/22)(c)	4,529	4,669,884
9.25%, 02/01/26 (Call 02/01/22)	7,575	8,232,207
SM Energy Co., 10.00%, 01/15/25 (Call 06/17/22)(a)	4,091	4,551,517
Southwestern Energy Co.
6.45%, 01/23/25 (Call 10/23/24)(c)	8,164	8,928,208
7.50%, 04/01/26 (Call 08/30/21)(c)	5,750	6,071,051
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 08/01/23)(a)	4,225	4,182,201
Sunoco LP/Sunoco Finance Corp., 5.50%, 02/15/26 (Call 08/30/21)	1,965	2,023,950
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)	6,255	6,485,684

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 08/30/21)(a)	$3,974	$3,753,226
Transocean Inc.
7.25%, 11/01/25 (Call 11/01/21)(a)	3,992	3,188,610
7.50%, 01/15/26 (Call 08/10/21)(a)	4,910	3,824,188
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/30/21)(a)	3,182	3,142,571
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 08/30/21)(a)(c)	5,029	4,782,752
Vantage Drilling International, 9.25%, 11/15/23 (Call 08/30/21)(a)(c)	2,850	2,495,175
W&T Offshore Inc., 9.75%, 11/01/23 (Call 08/30/21)(a)	4,758	4,566,728
		461,400,616
Oil & Gas Services — 1.1%
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 08/30/21)(a)	3,390	3,411,188
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 08/30/21)	2,930	2,578,400
KCA Deutag UK Finance PLC, 9.88%, 12/01/25 (Call 12/01/22)(a)	4,160	4,531,577
Oceaneering International Inc., 4.65%, 11/15/24 (Call 08/15/24)	4,065	4,035,353
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(a)	9,185	9,816,956
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 08/30/21)(a)	1,430	1,445,253
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 04/01/26 (Call 08/30/21)	6,615	6,931,417
Weatherford International Ltd.
8.75%, 09/01/24 (Call 08/30/21)(a)	5,162	5,368,480
11.00%, 12/01/24 (Call 12/01/21)(a)(c)	19,040	19,706,400
		57,825,024
Packaging & Containers — 2.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
5.25%, 04/30/25 (Call 04/30/22)(a)(c)	7,694	8,030,612
6.00%, 02/15/25 (Call 08/10/21)(a)	7,384	7,607,809
Ball Corp.
4.00%, 11/15/23	9,506	10,080,638
4.88%, 03/15/26 (Call 12/15/25)(c)	7,815	8,731,131
5.00%, 03/15/22	6,352	6,495,778
5.25%, 07/01/25(c)	9,721	10,981,742
Berry Global Inc., 4.50%, 02/15/26 (Call 08/30/21)(a)	2,800	2,853,900
Cascades Inc./Cascades USA Inc., 5.13%, 01/15/26 (Call 01/15/23)(a)	3,600	3,808,900
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23(c)	9,836	10,279,764
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 08/30/21)(c)	8,000	8,280,000
Flex Acquisition Co. Inc., 6.88%, 01/15/25 (Call 08/30/21)(a)(c)	6,689	6,776,097
LABL Inc., 6.75%, 07/15/26 (Call 07/15/22)(a)	6,500	6,898,125
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 08/30/21)(a)	14,544	14,653,953
7.25%, 04/15/25 (Call 08/30/21)(a)(c)	12,752	12,414,710
Owens-Brockway Glass Container Inc., 5.88%, 08/15/23(a)(c)	7,254	7,770,560
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 08/30/21)(a)(c)	5,615	5,727,300
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)(a)(c)	4,175	4,331,395
Security	Par (000)	Value

Packaging & Containers (continued)
5.13%, 12/01/24 (Call 09/01/24)(a)	$4,783	$5,197,527
5.25%, 04/01/23 (Call 01/01/23)(a)	3,553	3,734,807
5.50%, 09/15/25 (Call 06/15/25)(a)(c)	4,170	4,649,109
		149,303,857
Pharmaceuticals — 2.9%
Bausch Health Americas Inc., 9.25%, 04/01/26 (Call 04/01/22)(a)	14,420	15,587,172
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 08/30/21)(a)	16,810	17,173,748
6.13%, 04/15/25 (Call 08/30/21)(a)	28,124	28,702,907
9.00%, 12/15/25 (Call 12/15/21)(a)	14,285	15,255,880
Elanco Animal Health Inc.
4.91%, 08/27/21	4,897	4,908,018
5.27%, 08/28/23 (Call 07/28/23)(c)	7,590	8,124,558
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)	5,969	6,475,415
Lannett Co. Inc., 7.75%, 04/15/26 (Call 04/15/23)(a)	3,475	3,413,464
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/22)(a)(c)	4,300	4,513,391
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	28,073	27,750,161
6.00%, 04/15/24 (Call 01/15/24)	11,835	12,456,338
7.13%, 01/31/25 (Call 10/31/24)	9,506	10,435,877
		154,796,929
Pipelines — 4.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.88%, 05/15/26 (Call 05/15/23)(a)	5,145	5,710,127
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25 (Call 12/15/22)(a)	5,482	5,888,107
Buckeye Partners LP
4.13%, 03/01/25 (Call 02/01/25)(a)	4,498	4,662,964
4.15%, 07/01/23 (Call 04/01/23)	3,519	3,633,608
CNX Midstream Partners LP/CNX Midstream Finance Corp., 6.50%, 03/15/26 (Call 08/30/21)(a)	3,802	3,930,317
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 04/01/25 (Call 08/30/21)	4,618	4,727,677
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)(c)	4,264	4,375,930
4.95%, 04/01/22 (Call 01/01/22)	3,146	3,184,772
5.38%, 07/15/25 (Call 04/15/25)(c)	7,584	8,399,137
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	6,950	7,179,824
4.40%, 04/01/24 (Call 01/01/24)	5,047	5,295,472
4.85%, 07/15/26 (Call 04/15/26)	4,650	4,860,784
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	4,774	4,882,847
4.75%, 07/15/23 (Call 06/15/23)(c)	6,020	6,275,850
6.00%, 07/01/25 (Call 04/01/25)(a)	6,280	6,834,684
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 05/15/26 (Call 08/30/21)	3,470	3,414,682
6.50%, 10/01/25 (Call 08/30/21)	5,245	5,227,058
Hess Midstream Operations LP, 5.63%, 02/15/26 (Call 08/30/21)(a)	7,600	7,904,000
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(a)	11,350	11,432,287
6.75%, 09/15/25 (Call 09/15/22)(a)(c)	10,220	10,410,399
NGL Energy Operating LLC/NGL Energy Finance Corp.,
7.50%, 02/01/26 (Call 02/01/23)(a)	19,046	19,627,227

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 08/30/21)(c)	$3,375	$2,868,750
7.50%, 11/01/23 (Call 08/30/21)	5,159	4,933,478
7.50%, 04/15/26 (Call 04/15/22)(c)	3,495	2,944,538
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/22)(a)(c)	4,900	5,060,781
NuStar Logistics LP
5.75%, 10/01/25 (Call 07/01/25)(c)	5,759	6,284,071
6.00%, 06/01/26 (Call 03/01/26)	4,772	5,164,185
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 08/30/21)(c)	4,884	4,688,396
Rattler Midstream LP, 5.63%, 07/15/25 (Call 07/15/22)(a)	4,547	4,744,436
Rockies Express Pipeline LLC, 3.60%, 05/15/25 (Call 04/15/25)(a)	3,587	3,662,506
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(a)	4,070	4,100,122
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 08/30/21)(a)	4,436	4,502,137
7.50%, 10/01/25 (Call 10/01/22)(a)	5,459	5,930,838
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.88%, 04/15/26 (Call 08/30/21)	5,100	5,338,459
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	4,397	4,547,460
4.00%, 07/01/22 (Call 04/01/22)	5,781	5,846,961
4.35%, 02/01/25 (Call 01/01/25)	9,582	10,047,185
4.65%, 07/01/26 (Call 04/01/26)	4,650	4,979,569
		223,501,625
Real Estate — 0.6%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 08/30/21)(a)	6,377	6,679,908
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 08/30/21)(a)	4,728	4,839,430
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)(c)	5,263	5,730,091
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)	3,980	4,134,101
7.63%, 06/15/25 (Call 06/15/22)(a)	5,880	6,339,587
WeWork Companies Inc., 7.88%, 05/01/25(a)(c)	4,750	4,844,050
		32,567,167
Real Estate Investment Trusts — 3.8%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)(c)	9,275	9,643,217

Diversified Healthcare Trust, 9.75%, 06/15/25 (Call 06/15/22)	10,075	11,120,281
Felcor Lodging LP, 6.00%, 06/01/25 (Call 08/16/21)(c)	4,403	4,513,295
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)	9,205	9,289,502
6.00%, 04/15/25 (Call 04/15/22)(a)	4,435	4,659,855
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	5,386	5,596,760
4.75%, 10/01/24 (Call 07/01/24)(c)	6,930	7,345,800
5.50%, 02/15/26 (Call 08/15/22)(c)	4,640	4,860,716
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)(a)(c)	4,624	4,637,086
5.25%, 10/01/25 (Call 08/16/21)(a)(c)	3,115	3,161,725
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.63%, 06/15/25 (Call 03/15/25)(a)(c)	$7,211	$7,661,687
5.63%, 05/01/24 (Call 02/01/24)	10,186	11,026,345
New Residential Investment Corp., 6.25%, 10/15/25 (Call 10/15/22)(a)	5,375	5,367,860
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/25 (Call 06/01/22)(a)	5,070	5,497,807
RLJ Lodging Trust LP, 3.75%, 07/01/26 (Call 07/01/23)(a)	2,570	2,605,338
SBA Communications Corp., 4.88%, 09/01/24 (Call 08/30/21)	10,620	10,744,254
Service Properties Trust
4.35%, 10/01/24 (Call 09/01/24)	8,127	8,167,635
4.50%, 06/15/23 (Call 12/15/22)(c)	4,300	4,411,198
4.50%, 03/15/25 (Call 09/15/24)	3,294	3,283,148
4.65%, 03/15/24 (Call 09/15/23)	2,855	2,893,543
5.00%, 08/15/22 (Call 02/15/22)(c)	4,160	4,216,118
5.25%, 02/15/26 (Call 08/15/25)(c)	3,180	3,206,871
7.50%, 09/15/25 (Call 06/15/25)	8,051	9,077,502
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	3,710	3,770,288
4.75%, 03/15/25 (Call 09/15/24)	5,602	5,939,520
5.00%, 12/15/21 (Call 09/15/21)	7,108	7,125,375
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 08/30/21)(a)	4,975	5,123,753
7.88%, 02/15/25 (Call 02/15/22)(a)	22,014	23,444,910
VICI Properties LP/VICI Note Co. Inc., 3.50%, 02/15/25 (Call 02/15/22)(a)(c)	7,660	7,822,775
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(a)(c)	5,180	5,517,684
		201,731,848
Retail — 4.1%
1011778 BC ULC/New Red Finance Inc., 5.75%, 04/15/25 (Call 04/15/22)(a)(c)	4,841	5,109,095
99 Escrow Issuer Inc., 7.50%, 01/15/26 (Call 01/15/23)(a)	3,505	3,304,865
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/22)(a)(c)	3,310	3,659,722
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(a)(c)	3,444	3,652,018
Carvana Co., 5.63%, 10/01/25 (Call 10/01/22)(a)(c)	5,038	5,227,897
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 05/01/23)(a)	6,316	6,309,052
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(a)	5,741	6,068,684
eG Global Finance PLC
6.75%, 02/07/25 (Call 08/10/21)(a)	7,070	7,254,173
8.50%, 10/30/25 (Call 10/30/21)(a)(c)	5,935	6,224,405
Ferrellgas LP/Ferrellgas Finance Corp., 5.38%, 04/01/26 (Call 04/01/23)(a)	6,011	5,928,349
Gap Inc. (The)
8.38%, 05/15/23(a)	4,380	4,900,579
8.63%, 05/15/25 (Call 05/15/22)(a)	6,645	7,262,985
Golden Nugget Inc.
6.75%, 10/15/24 (Call 08/30/21)(a)(c)	13,507	13,540,767
8.75%, 10/01/25 (Call 08/30/21)(a)(c)	5,675	5,988,012
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/23)(a)(c)	1,743	1,860,914
IRB Holding Corp.
6.75%, 02/15/26 (Call 08/30/21)(a)	3,217	3,322,256
7.00%, 06/15/25 (Call 06/15/22)(a)	8,300	8,874,314
L Brands Inc.
5.63%, 10/15/23	173	189,509

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
9.38%, 07/01/25(a)	$4,850	$6,286,596
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26 (Call 02/15/23)(a)	7,185	7,508,325
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(a)	11,975	13,067,719
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	4,145	4,186,450
3.63%, 06/01/24 (Call 03/01/24)(c)	4,060	4,163,657
3.88%, 01/15/22 (Call 10/15/21)	2,880	2,888,960
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(a)	10,470	11,174,369
Party City Holdings Inc., 8.75%, 02/15/26 (Call 08/15/23)(a)(c)	7,235	7,655,534
Penske Automotive Group Inc., 3.50%, 09/01/25 (Call 09/01/22)(c)	5,414	5,581,834
QVC Inc.
4.38%, 03/15/23(c)	6,084	6,391,439
4.45%, 02/15/25 (Call 11/15/24)	5,752	6,169,020
4.85%, 04/01/24	5,908	6,402,795
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/22)(a)(c)	5,160	5,172,900
8.00%, 11/15/26 (Call 01/15/23)(a)	690	692,588
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25 (Call 11/28/22)(a)(c)	3,340	3,450,387
Staples Inc., 7.50%, 04/15/26 (Call 04/15/22)(a)	18,863	19,136,017
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/02/21)(c)	2,639	2,642,365
7.75%, 04/01/25 (Call 04/01/22)(a)	6,296	6,823,699
		218,072,250
Semiconductors — 0.3%
ams AG, 7.00%, 07/31/25 (Call 07/31/22)(a)(c)	4,915	5,262,337
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)	12,177	12,770,629
		18,032,966
Software — 1.5%
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 06/01/22)(a)	6,135	6,541,682
9.13%, 03/01/26 (Call 09/01/21)(a)	3,560	3,728,438
BY Crown Parent LLC, 7.38%, 10/15/24 (Call 09/01/21)(a)(c)	3,818	3,898,025
BY Crown Parent LLC/BY Bond Finance Inc., 4.25%, 01/31/26 (Call 09/01/21)(a)(c)	8,051	8,475,153
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)(c)	4,634	5,101,676
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 08/10/21)(a)	12,134	12,292,294
Fair Isaac Corp., 5.25%, 05/15/26 (Call 02/15/26)(a)(c)	4,400	5,005,367
Marble II Pte Ltd., 5.30%, 06/20/22 (Call 08/10/21)(a)	3,650	3,651,241
Open Text Corp., 5.88%, 06/01/26 (Call 08/30/21)(a)	500	516,300
PTC Inc., 3.63%, 02/15/25 (Call 02/15/22)(a)	5,637	5,792,018
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 09/01/25 (Call 09/01/21)(a)	16,100	16,685,454
10.50%, 02/01/24 (Call 08/10/21)(a)	8,197	8,359,971
		80,047,619
Storage & Warehousing — 0.0%
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 08/30/21)(a)(c)	2,613	2,611,282
Telecommunications — 6.9%
Altice France SA/France, 7.38%, 05/01/26 (Call 08/10/21)(a)	18,300	19,032,000
Security	Par (000)	Value

Telecommunications (continued)
Cincinnati Bell Inc.
7.00%, 07/15/24 (Call 09/15/21)(a)(c)	$6,374	$6,517,415
8.00%, 10/15/25 (Call 10/15/21)(a)	1,000	1,050,000
CommScope Inc.
5.50%, 03/01/24 (Call 08/30/21)(a)	11,225	11,545,677
6.00%, 03/01/26 (Call 03/01/22)(a)	14,890	15,571,078
CommScope Technologies LLC, 6.00%, 06/15/25 (Call 08/10/21)(a)	12,041	12,236,666
DKT Finance ApS, 9.38%, 06/17/23 (Call 08/10/21)(a)	3,616	3,682,571
Intelsat Jackson Holdings SA
8.00%, 02/15/24 (Call 08/30/21)(a)	10,811	11,164,459
9.50%, 09/30/22(a)	3,595	4,222,841
Intrado Corp., 8.50%, 10/15/25 (Call 08/30/21)(a)(c)	10,115	9,800,803
Level 3 Financing Inc., 5.38%, 05/01/25 (Call 08/30/21)	6,600	6,745,657
Lumen Technologies Inc.
5.63%, 04/01/25 (Call 01/01/25)	5,019	5,455,235
Series T, 5.80%, 03/15/22	13,753	14,125,019
Series W, 6.75%, 12/01/23(c)	7,199	7,963,174
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(c)	9,868	11,098,737
Nokia OYJ, 3.38%, 06/12/22(c)	3,327	3,392,542
Qwest Corp., 6.75%, 12/01/21	8,988	9,149,214
Sprint Communications Inc.
6.00%, 11/15/22	20,600	21,805,718
11.50%, 11/15/21	9,217	9,487,785
Sprint Corp.
7.13%, 06/15/24(c)	23,256	26,767,656
7.25%, 09/15/21	20,244	20,390,405
7.63%, 02/15/25 (Call 11/15/24)	14,140	16,680,604
7.63%, 03/01/26 (Call 11/01/25)	14,075	17,176,145
7.88%, 09/15/23	38,938	44,103,126
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(c)	14,879	16,134,869
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)	9,695	9,803,099
2.25%, 02/15/26 (Call 02/15/23)(a)	7,660	7,745,409
2.63%, 04/15/26 (Call 04/15/23)	11,480	11,752,650
4.00%, 04/15/22 (Call 03/16/22)	4,983	5,068,957
4.50%, 02/01/26 (Call 08/10/21)(c)	4,608	4,714,752
ViaSat Inc., 5.63%, 09/15/25 (Call 08/10/21)(a)	7,135	7,249,017
		371,633,280
Toys, Games & Hobbies — 0.1%
Mattel Inc., 3.38%, 04/01/26 (Call 04/01/23)(a)	7,011	7,292,842
Transportation — 0.7%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 08/16/21)(a)(c)	5,879	5,401,331
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 08/30/21)(a)	3,324	3,325,947
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 05/15/25)(a)(c)	3,763	4,253,432
XPO Logistics Inc.
6.13%, 09/01/23 (Call 08/30/21)(a)	4,607	4,623,692
6.25%, 05/01/25 (Call 05/01/22)(a)	10,904	11,570,982
6.75%, 08/15/24 (Call 08/16/21)(a)	8,789	9,118,587
		38,293,971
Trucking & Leasing — 0.2%
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/01/25 (Call 10/01/21)(a)	8,739	9,059,944

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Water — 0.1%
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 04/01/23)(a)	$3,850	$4,037,688
Total Corporate Bonds & Notes — 97.0%
(Cost: $5,089,968,653)		5,200,579,982

Warrants
Advertising — 0.0%
Affinion Group Inc. (Expires 12/12/23)(g)	9	0	(f)
Total Warrants — 0.0%
(Cost $0)		0	(f)

Short-Term Investments
Money Market Funds — 10.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(h)(i)(j)	463,730	463,962,125
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(h)(i)	99,669	99,669,000
		563,631,125
Total Short-Term Investments — 10.5%
(Cost: $563,469,994)		563,631,125
Total Investments in Securities — 107.5%
(Cost: $5,653,438,647)		5,764,211,107
Other Assets, Less Liabilities — (7.5)%		(402,394,073)
Net Assets — 100.0%		$5,361,817,034

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	All or a portion of this security is on loan.
(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Rounds to less than $1.
(g)	Non-income producing security.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$479,936,596	$—	$(15,873,902	)(a)	$(67,195)	$(33,374)	$463,962,125	463,730	$1,307,570	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	102,009,000	—	(2,340,000	)(a)	—	—	99,669,000	99,669	24,810		—
					$(67,195)	$(33,374)	$563,631,125		$1,332,380		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
●

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2021

Fair Value Measurements (continued)

●

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3		Total
Investments
Assets
Corporate Bonds & Notes	$—	$5,200,579,982		$0	(a)	$5,200,579,982
Warrants	—	0	(a)	—		0	(a)
Money Market Funds	563,631,125	—		—		563,631,125
	$563,631,125	$5,200,579,982		$0	(a)	$5,764,211,107

(a) Rounds to less than $1.

Portfolio Abbreviations - Fixed Income

REIT	Real Estate Investment Trust